Lease - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets	¥ 877	¥ 1,413	$ 125
Lease liabilities – current	806	1,332	115
Lease liabilities – non-current		130
Total operating lease liabilities	806	1,462
Operating lease expenses	1,381	1,153
Short-term lease expenses	611	1,314
Total lease expenses	¥ 1,992	¥ 2,467
Weighted-average remaining lease term (in years)	9 months	10 months 20 days	9 months
Weighted-average discount rate	3.07%	3.39%	3.07%